EQUITY - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
General partnership units
Disclosure of classes of share capital [line items]
Proportion of voting rights held by non-controlling interests	1.00%
FV LTIP of the Operating Partnership
Disclosure of classes of share capital [line items]
Award vesting period	5 years
Limited partnership units
Disclosure of classes of share capital [line items]
Proportion of voting rights held by non-controlling interests	49.00%
Number of shares outstanding	298,987,000	298,987,000	435,980,000
Redeemable and Exchangeable Units
Disclosure of classes of share capital [line items]
Number of shares outstanding	529,473,303
Special LP Units
Disclosure of classes of share capital [line items]
Number of shares outstanding	4,759,997	4,759,997
Series 1, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	7,360,000
Par value per share (in dollars per share)	$ 25.00
Cumulative dividend rate	6.50%
Series 2, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	10,000,000
Par value per share (in dollars per share)	$ 25.00
Cumulative dividend rate	6.375%
Series 3, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	11,500,000
Par value per share (in dollars per share)	$ 25.00
Cumulative dividend rate	5.75%
Preference shares
Disclosure of classes of share capital [line items]
Preferred equity	$ 699	$ 699
Restricted Stock Units (RSUs) | BPY Fair Value LTIP Unit Plan
Disclosure of classes of share capital [line items]
FV LTIP Units of the operating partnership (in shares)	1,699,541	1,818,717